PROVISIONS - Probable contingent Liabilities (Details)				1 Months Ended
	Mar. 03, 2021 ARS ($)	Oct. 30, 2013	Jun. 03, 2013 item	Dec. 31, 2013 item	Dec. 31, 2020 ARS ($)
Labor contingencies
Provisions
Number of chambers of the Civil and Commercial Federal Proceedings Court who issued opinions interpreting the doctrine developed by the Argentine Supreme Court of Justice - Dominguez c/ Telefonica de Argentina S.A. | item				2
Number of unions who filed lawsuit claiming the issuance of a profit sharing bonds | item			4
Statute of limitation, period established		10 years
Task solutions | Regulatory contingencies
Provisions
Claims for damages and losses					$ 408,721,835
Maximum
Provisions
PBU-CBT penalty amount	$ 50,000,000,000
Maximum | Labor contingencies
Provisions
Statute of limitation, period established, Argentine Supreme Court of Justice				5 years
Statute of limitation, period established, Chamber III				10 years
Minimum
Provisions
PBU-CBT penalty amount	$ 50,000,000